Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

On November 7, 2022, the Company signed a two year purchase agreement (“Equity Purchase Agreement”) with with an investor. Pursuant to the terms of the Equity Purchase Agreement, the investor agreed to purchase up to $5 million of the Company’s common stock (subject to certain limitations) from time to time during the term of the Equity Purchase Agreement. The common stock transactions will be “put” to the investor, at the option of the Company, at a discount equal to 80% of the average of the two lowest daily stock prices during a ten day period, in exchange for working capital proceeds. The Company will register the shares before puts are allowed. There is a commitment fee of 500,000 shares that will be issued to the investor.

On October 13, 2022, the Company issued a $175,000 note payable to a preferred stockholder bearing interest at 12% and due on demand.

On October 13, 2022, the Company issued a $50,000 note payable to a preferred stockholder bearing interest at 12% and due on demand.

Note 15 – Subsequent Events

In July and August, 2022, a shareholder and Board President loaned the Company $410,785 for working capital. The loan bears interest at 6% and matures on December 31, 2024. During the first six months of the loan, weekly payments of $13,722 are payable on the loan.

On July 11, 2022, the Company issued 800,000 shares to an investor as commitment fees for a note payable.

On July 16, 2022, the Company entered into a one year agreement with an underwriter. The Company paid the underwriter $15,000 upon engagement. Future fees and equity issuance to the underwriter are planned based on future events.

In July 18, 2022, the Company entered into an amendment to a promissory note with a lender to defer the $30,000 monthly payments for June, July, and August 2022 to September 30, 2022 in exchange for a $30,000 increase in the principal of a $360,000 note payable and a change in terms of certain default provisions (Note 4).

On July 18, 2022, the Company changed its authorized common shares to 200,000,000 with the State of Nevada (Note 1).

On August 1, 2022, the Company issued 1,000,000 shares to a consultant and shareholder for advisory fees under an Investment Relations and Advisory Agreement.

On August 18, 2022, the Company received proceeds of $125,000 pursuant to a new note payable of $144,200 with equal installment payments of $16,150 due each month starting September 17, 2022. The loan was issued at a discount of $15,450, bears interest at 12% and has a convertible default provision in the event the Company does not make the monthly payments.

On August 31, 2022, the Company received proceeds of $155,837 under an equity line of credit with a bank. The line of credit bears interest at prime plus 1% and matures August 25, 2027. Collateral on the line of credit includes a certain fixed asset of the Company.

On August 24, 2022, the Company issued 350,000 shares to a church in upstate New York as a charitable donation.

On August 29, 2022, the Company received 36,500 shares of common stock from a former investor. The shares can be re-issued.

On August 31, 2022, the Company entered into a $900,000 note payable with an investor, issued at a discount of $135,000, due August 31, 2023, and bearing 12% interest. A warrant for the purchase of 1,000,000 common shares at an exercise price of $.01 per share was issued as a commitment fee to the investor. Additional commitment fees could apply based on future events. The exercise price of the warrant is subject to change based on future events. Payment of principal and interest is due at maturity. The note has a convertible default provision in the event the Company does not make the payment at maturity.  The conversion terms are variable and equal to the lowest trading price (i) during the previous twenty (20) trading day period ending on the date of issuance of the Note, or (ii) during the previous twenty (20) trading day period ending on the conversion date.  There are other variable terms related to conversion if default occurs. The note has anti-dilution clauses as well.  The conversion terms are not applicable as long as the loan is current.

On September 19, 2022, the Company issued 70,922 shares to a consultant for advisory fees under an Investment Relations Agreement.